Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2024
Summary of assumptions used for grant date fair value under binomial tree option pricing model

The grant date fair value of each share-based award is estimated on the date of grant using the binomial tree option pricing model with the following assumptions used for years presented:

	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2024
Fair value of ordinary share (US$)	—	0.81	—
Risk-free interest rates	—	3.80%	—
Expected volatility range	—	55.10%	—
Expected dividend yield	—	—	—
Fair value per option granted (US$)	—	0.81	—

Schedule of share-based compensation expenses by function

The following table summarizes the share-based compensation expenses of subsidiaries’ share-based awards recognized by the Group:

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
Cost of revenues	469	251	65	9
Research and development	(675)	(703)	1,115	153
Selling and marketing	209	104	(1,232)	(169)
General and administrative	2,225	8,372	10,075	1,381
Total	2,228	8,024	10,023	1,374

Schedule of share-based compensation expense by function

Total share-based compensation expenses recorded by the Group are as follows:

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
Cost of revenues	686	370	81	11
Research and development	1,580	580	1,924	264
Selling and marketing	1,899	509	(662)	(91)
General and administrative	3,698	32,095	24,758	3,392
Total	7,863	33,554	26,101	3,576

2023 Incentive Plan [Member]
Restricted shares activity

The following table summarizes the restricted shares activity pursuant to the 2023 Incentive Plan for the years ended December 31, 2023 and 2024:

	Number of Shares	Weighted average grant date fair value (US$)
Outstanding at January 1, 2023	-	-
Granted	103,270,550	0.05
Vested	(36,941,200)	0.05
Forfeited	-	-
Unvested at December 31, 2023	66,329,350	0.04
Granted	-	-
Vested	(9,472,450)	0.05
Forfeited	(1,710,900)	0.05
Unvested at December 31, 2024	55,146,000	0.05

2014 Restricted Share Plan
Restricted shares activity

The following table summarizes the restricted shares activity pursuant to the 2014 Restricted Shares Plan for the years ended December 31, 2022, 2023 and 2024, respectively:

	Number of shares	Weighted average grant date fair value (US$) after modification
Unvested at January 1, 2022	6,562,640	0.22
Granted	—	—
Vested	(2,160,940)	0.36
Forfeited	(373,150)	0.26
Unvested at December 31, 2022	4,028,550	0.14
Granted	31,580,058	0.04
Vested	(6,629,200)	0.06
Forfeited	(2,993,700)	0.05
Unvested at December 31, 2023	25,985,708	0.05
Granted	30,808,300	0.09
Vested	(10,016,440)	0.06
Forfeited	(14,183,788)	0.05
Unvested at December 31, 2024	32,593,780	0.08

2013 Incentive Scheme
Restricted shares activity

The following table summarizes the restricted shares activity pursuant to the 2013 Incentive Scheme for the years ended December 31, 2022, 2023 and 2024, respectively:

	Number of shares	Weighted average grant date fair value (US$) after modification
Outstanding at January 1, 2022	7,596,470	0.23
Granted	469,490	0.08
Vested	(2,350,790)	0.27
Forfeited	(628,180)	0.50
Unvested at December 31, 2022	5,086,990	0.17
Granted	641,412	0.05
Vested	(1,038,123)	0.27
Forfeited	(975,867)	0.13
Unvested at December 31, 2023	3,714,412	0.12
Granted	—	—
Vested	(2,128,853)	0.12
Forfeited	(209,499)	0.17
Unvested at December 31, 2024	1,376,060	0.12

2011 Share Award Scheme
Restricted shares activity

The following table summarizes the restricted shares activity pursuant to the 2011 Share Award Scheme for the years ended December 31, 2022, 2023 and 2024, respectively:

	Number of shares	Weighted average grant date fair value (US$)
Unvested at January 1, 2022	208,950	0.39
Granted	—	—
Vested	(121,775)	0.49
Forfeited	—	—
Unvested at December 31, 2022	87,175	0.26
Granted	—	—
Vested	(87,175)	0.26
Forfeited	—	—
Unvested at December 31, 2023	—	—
Granted	—	—
Vested	—	—
Forfeited	—	—
Unvested at December 31, 2024	—	—